UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ICON Consumer Discretionary Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.71%)
Apparel Retail (7.58%)
Guess?, Inc.	9,500	$203,300
Ross Stores, Inc.	8,500	720,375
TJX Cos., Inc.	8,101	771,053
		1,694,728
Apparel, Accessories & Luxury Goods (1.73%)
Tapestry, Inc.	8,276	386,572

Auto Parts & Equipment (1.36%)
Modine Manufacturing Co.(a)	16,600	302,950

Automotive Retail (7.33%)
AutoZone, Inc.(a)	500	335,465
Lithia Motors, Inc., Class A	4,800	453,936
O’Reilly Automotive, Inc.(a)	3,100	848,067
		1,637,468
Broadcasting (10.06%)
CBS Corp., Class B	25,200	1,416,744
Gray Television, Inc.(a)	19,600	309,680
Nexstar Media Group, Inc., Class A	7,100	521,140
		2,247,564
Cable & Satellite (7.18%)
Comcast Corp., Class A	48,900	1,604,409

Casinos & Gaming (1.87%)
Melco Resorts & Entertainment, Ltd., ADR	7,200	201,600
Wynn Resorts, Ltd.	1,300	217,542
		419,142
Construction Machinery & Heavy Trucks (1.63%)
Meritor, Inc.(a)	17,700	364,089

Distributors (0.49%)
LKQ Corp.(a)	3,400	108,460

Footwear (1.00%)
Skechers U.S.A., Inc., Class A(a)	7,420	222,674

General Merchandise Stores (3.65%)
Dollar General Corp.	6,800	670,480
Dollar Tree, Inc.(a)	1,700	144,500
		814,980
Home Furnishings (0.48%)
Mohawk Industries, Inc.(a)	500	107,135

	Shares or Principal Amount	Value
Home Improvement Retail (9.63%)
Floor & Decor Holdings, Inc.(a)	2,200	$108,526
Home Depot, Inc.	6,833	1,333,119
Lowe’s Cos., Inc.	7,400	707,218
		2,148,863
Homebuilding (11.45%)
DR Horton, Inc.	15,532	636,812
Installed Building Products, Inc.(a)	2,000	113,100
Lennar Corp., Class A	12,900	677,250
M/I Homes, Inc.(a)	7,600	201,248
PulteGroup, Inc.	9,600	276,000
Toll Brothers, Inc.	5,100	188,649
TopBuild Corp.(a)	2,000	156,680
William Lyon Homes, Class A(a)	13,401	310,903
		2,560,642
Homefurnishing Retail (3.95%)
Aaron’s, Inc.	20,300	882,035

Household Appliances (0.49%)
Whirlpool Corp.	747	109,234

Integrated Telecommunication Services (1.57%)
AT&T, Inc.	10,921	350,679

Movies & Entertainment (10.95%)
Twenty-First Century Fox, Inc., Class A	7,600	377,644
Viacom, Inc., Class B	11,300	340,808
Walt Disney Co.	16,500	1,729,365
		2,447,817
Restaurants (5.68%)
McDonald’s Corp.	8,100	1,269,189

Specialty Stores (10.63%)
Michaels Cos., Inc.(a)	23,500	450,495
Party City Holdco, Inc.(a)(b)	36,601	558,165
Tractor Supply Co.	2,000	152,980
Ulta Beauty, Inc.(a)	5,200	1,213,992
		2,375,632
Total Common Stocks
(Cost $21,693,938)		22,054,262

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	89,775	$89,775

Total Collateral for Securities on Loan
(Cost $89,775)		89,775

Total Investments (99.11%)
(Cost $21,783,713)		$22,144,037

Other Assets Less Liabilities (0.88%)		197,606

Net Assets (100.00%)		$22,341,643

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

Sector Composition (June 30, 2018) (Unaudited)

Consumer Discretionary	95.51%
Industrials	1.63%
Telecommunication Services	1.57%
98.71%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Homebuilding	11.45%
Movies & Entertainment	10.95%
Specialty Stores	10.63%
Broadcasting	10.06%
Home Improvement Retail	9.63%
Apparel Retail	7.58%
Automotive Retail	7.33%
Cable & Satellite	7.18%
Restaurants	5.68%
Homefurnishing Retail	3.95%
General Merchandise Stores	3.65%
Casinos & Gaming	1.87%
Apparel, Accessories & Luxury Goods	1.73%
Construction Machinery & Heavy Trucks	1.63%
Integrated Telecommunication Services	1.57%
Auto Parts & Equipment	1.36%
Footwear	1.00%
Other Industries (each less than 1%)	1.46%
98.71%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.35%)
Agricultural Products (1.45%)
Archer-Daniels-Midland Co.	2,794	$128,049

Distillers & Vintners (3.02%)
Constellation Brands, Inc., Class A	1,215	265,927

Drug Retail (2.86%)
Walgreens Boots Alliance, Inc.	4,200	252,063

Food Distributors (4.72%)
Performance Food Group Co.(a)	999	36,663
Sysco Corp.	2,300	157,067
U.S. Foods Holding Corp.(a)	4,400	166,408
United Natural Foods, Inc.(a)	1,300	55,458
		415,596
Health Care Services (0.95%)
CVS Health Corp.	1,300	83,655

Household Products (14.08%)
Central Garden & Pet Co., Class A(a)	1,600	64,752
Colgate-Palmolive Co.	7,200	466,632
Procter & Gamble Co.	9,100	710,346
		1,241,730
Hypermarkets & Super Centers (3.98%)
Wal-Mart, Inc.	4,100	351,165

Managed Health Care (0.96%)
Cigna Corp.	500	84,975

Packaged Foods & Meats (39.00%)
Conagra Foods, Inc.	20,838	744,542
J.M. Smucker Co.	500	53,740
Kellogg Co.	4,500	314,415
Kraft Heinz Co.	1,400	87,948
Lamb Weston Holdings, Inc.	2,179	149,283
Mondelez International, Inc., Class A	16,600	680,600
Pinnacle Foods, Inc.	8,800	572,528
Post Holdings, Inc.(a)	6,600	567,732
Tyson Foods, Inc., Class A	3,900	268,515
		3,439,303
Pharmaceuticals (2.89%)
Johnson & Johnson	2,100	254,814

	Shares or Principal Amount	Value
Soft Drinks (12.60%)
Coca-Cola Co.	10,200	$447,372
PepsiCo, Inc.	6,100	664,107
		1,111,479
Tobacco (11.84%)
Altria Group, Inc.	9,000	511,110
Philip Morris International, Inc.	6,600	532,884
		1,043,994
Total Common Stocks
(Cost $8,922,401)		8,672,750

Total Investments (98.35%)
(Cost $8,922,401)		$8,672,750

Other Assets Less Liabilities (1.65%)		145,095

Net Assets (100.00%)		$8,817,845

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2018) (Unaudited)

Consumer Staples	93.55%
Health Care	4.80%
98.35%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Packaged Foods & Meats	39.00%
Household Products	14.08%
Soft Drinks	12.60%
Tobacco	11.84%
Food Distributors	4.72%
Hypermarkets & Super Centers	3.98%
Distillers & Vintners	3.02%
Pharmaceuticals	2.89%
Drug Retail	2.86%
Agricultural Products	1.45%
Other Industries (each less than 1%)	1.91%
98.35%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.97%)
Construction & Engineering (3.05%)
MasTec, Inc.(a)	116,100	$5,892,075

Integrated Oil & Gas (27.91%)
Chevron Corp.	139,100	17,586,413
Exxon Mobil Corp.	332,000	27,466,360
TOTAL SA, Sponsored ADR	146,700	8,884,152
		53,936,925
Oil & Gas Equipment & Services (1.95%)
Propetro Holding Corp.(a)	240,000	3,763,200

Oil & Gas Exploration & Production (50.30%)
Cabot Oil & Gas Corp.	325,600	7,749,280
Callon Petroleum Co.(a)	279,300	2,999,682
Carrizo Oil & Gas, Inc.(a)	253,000	7,046,050
Centennial Resource Development, Inc., Class A(a)	155,900	2,815,554
Cimarex Energy Co.	93,900	9,553,386
Diamondback Energy, Inc.	115,550	15,202,914
EOG Resources, Inc.	73,000	9,083,390
Gulfport Energy Corp.(a)	336,900	4,234,833
Laredo Petroleum, Inc.(a)	587,950	5,656,079
Matador Resources Co.(a)	107,300	3,224,365
Newfield Exploration Co.(a)	259,900	7,861,975
Parsley Energy, Inc., Class A(a)	287,200	8,696,416
Pioneer Natural Resources Co.	22,600	4,276,824
SRC Energy, Inc.(a)	802,350	8,841,897
		97,242,645
Oil & Gas Refining & Marketing (13.36%)
Andeavor	13,600	1,784,048
Marathon Petroleum Corp.	118,400	8,306,944
Phillips 66	75,200	8,445,712
Valero Energy Corp.	65,800	7,292,614
		25,829,318
Oil & Gas Storage & Transportation (2.40%)
Pembina Pipeline Corp.(b)	134,100	4,639,860

Total Common Stocks
(Cost $173,010,271)		191,304,023
	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.87%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	1,687,000	$1,687,000

Total Collateral for Securities on Loan
(Cost $1,687,000)		1,687,000

Total Investments (99.84%)
(Cost $174,697,271)		$192,991,023

Other Assets Less Liabilities (0.16%)		307,595

Net Assets (100.00%)		$193,298,618

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

ADR - American Depositary Receipt

Sector Composition (June 30, 2018) (Unaudited)

Energy	95.92%
Industrials	3.05%
98.97%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Oil & Gas Exploration & Production	50.30%
Integrated Oil & Gas	27.91%
Oil & Gas Refining & Marketing	13.36%
Construction & Engineering	3.05%
Oil & Gas Storage & Transportation	2.40%
Oil & Gas Equipment & Services	1.95%
98.97%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.72%)
Asset Management & Custody Banks (4.47%)
Ameriprise Financial, Inc.	5,600	$783,328
State Street Corp.	12,600	1,172,934
		1,956,262
Consumer Finance (8.95%)
Ally Financial, Inc.	34,100	895,807
American Express Co.	15,400	1,509,200
Discover Financial Services	21,400	1,506,774
		3,911,781
Diversified Banks (34.92%)
Bank of America Corp.	156,200	4,403,278
Citigroup, Inc.	46,300	3,098,396
JPMorgan Chase & Co.	43,300	4,511,860
U.S. Bancorp	38,100	1,905,762
Wells Fargo & Co.	24,300	1,347,192
		15,266,488
Financial Exchanges & Data (2.23%)
MSCI, Inc.	5,900	976,037

Insurance Brokers (2.82%)
Health Insurance Innovations, Inc., Class A(a)	38,100	1,232,535

Investment Banking & Brokerage (8.86%)
E*TRADE Financial Corp.(a)	7,400	452,584
Evercore, Inc., Class A	7,700	811,965
Goldman Sachs Group, Inc.	5,600	1,235,192
Morgan Stanley	29,100	1,379,340
		3,879,081
Life & Health Insurance (9.44%)
CNO Financial Group, Inc.	55,200	1,051,008
Lincoln National Corp.	18,100	1,126,725
Principal Financial Group, Inc.	13,800	730,710
Sun Life Financial, Inc.(b)	30,400	1,220,256
		4,128,699
Other Diversified Financial Services (2.48%)
Voya Financial, Inc.	23,100	1,085,700

Property & Casualty Insurance (2.23%)
Arch Capital Group, Ltd.(a)	36,900	976,374
	Shares or Principal Amount	Value
Regional Banks (19.31%)
Bank of the Ozarks	17,500	$788,200
Citizens Financial Group, Inc.	10,800	420,120
East West Bancorp, Inc.	6,800	443,360
Fifth Third Bancorp	32,600	935,620
First Horizon National Corp.	60,200	1,073,968
First Midwest Bancorp, Inc.	46,200	1,176,714
KeyCorp	57,100	1,115,734
Synovus Financial Corp.	18,700	987,921
Webster Financial Corp.	23,600	1,503,320
		8,444,957
Thrifts & Mortgage Finance (4.01%)
Essent Group, Ltd.(a)	22,700	813,114
Radian Group, Inc.	57,900	939,138
		1,752,252
Total Common Stocks
(Cost $36,704,911)		43,610,166

Collateral for Securities on Loan (2.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	921,725	921,725

Total Collateral for Securities on Loan
(Cost $921,725)		921,725

Total Investments (101.83%)
(Cost $37,626,636)		$44,531,891

Liabilities Less Other Assets (-1.83%)		(801,018)

Net Assets (100.00%)		$43,730,873

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

Sector Composition (June 30, 2018) (Unaudited)

Financials	99.72%
99.72%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Diversified Banks	34.92%
Regional Banks	19.31%
Life & Health Insurance	9.44%
Consumer Finance	8.95%
Investment Banking & Brokerage	8.86%
Asset Management & Custody Banks	4.47%
Thrifts & Mortgage Finance	4.01%
Insurance Brokers	2.82%
Other Diversified Financial Services	2.48%
Property & Casualty Insurance	2.23%
Financial Exchanges & Data	2.23%
99.72%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.81%)
Biotechnology (13.50%)
AbbVie, Inc.	21,600	$2,001,240
Alexion Pharmaceuticals, Inc.(a)	36,400	4,519,060
Celgene Corp.(a)	27,600	2,191,992
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,034,970
		9,747,262
Health Care Equipment (12.30%)
Abbott Laboratories	54,374	3,316,270
Becton, Dickinson and Co.	10,300	2,467,468
Edwards Lifesciences Corp.(a)	13,000	1,892,410
NuVasive, Inc.(a)	6,500	338,780
Teleflex, Inc.	3,200	858,272
		8,873,200
Health Care Services (8.89%)
BioTelemetry, Inc.(a)	91,595	4,121,775
Premier, Inc., Class A(a)	63,132	2,296,742
		6,418,517
Health Care Supplies (2.55%)
Cooper Cos., Inc.	7,800	1,836,510

Health Care Technology (3.19%)
athenahealth, Inc.(a)	9,400	1,495,916
Medidata Solutions, Inc.(a)	10,000	805,600
		2,301,516
Life Sciences Tools & Services (17.55%)
IQVIA Holdings, Inc.(a)	17,238	1,720,697
PRA Health Sciences, Inc.(a)	59,100	5,517,576
Thermo Fisher Scientific, Inc.	26,200	5,427,068
		12,665,341
Managed Health Care (23.08%)
Anthem, Inc.	9,100	2,166,073
Centene Corp.(a)	20,311	2,502,519
Cigna Corp.	16,278	2,766,446
Humana, Inc.	6,000	1,785,780
UnitedHealth Group, Inc.	23,300	5,716,422
WellCare Health Plans, Inc.(a)	7,001	1,723,926
		16,661,166
	Shares or Principal Amount	Value
Pharmaceuticals (17.75%)
Bayer AG, Sponsored ADR	47,200	$1,301,776
Eli Lilly & Co.	21,200	1,808,996
Jazz Pharmaceuticals PLC(a)	14,762	2,543,493
Merck & Co., Inc.	83,000	5,038,100
Mylan NV(a)	14,000	505,960
Prestige Brands Holdings, Inc.(a)	42,200	1,619,636
		12,817,961
Total Common Stocks
(Cost $62,529,670)		71,321,473

Total Investments (98.81%)
(Cost $62,529,670)		$71,321,473

Other Assets Less Liabilities (1.19%)		859,909

Net Assets (100.00%)		$72,181,382

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (June 30, 2018) (Unaudited)

Health Care	98.81%
98.81%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Managed Health Care	23.08%
Pharmaceuticals	17.75%
Life Sciences Tools & Services	17.55%
Biotechnology	13.50%
Health Care Equipment	12.30%
Health Care Services	8.89%
Health Care Technology	3.19%
Health Care Supplies	2.55%
98.81%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.63%)
Air Freight & Logistics (12.32%)
FedEx Corp.	2,700	$613,062
United Parcel Service, Inc., Class B	9,000	956,070
		1,569,132
Airlines (4.71%)
Delta Air Lines, Inc.	12,100	599,434

Building Products (6.74%)
Armstrong World Industries, Inc.(a)	3,000	189,600
Fortune Brands Home & Security, Inc.	5,900	316,771
Masco Corp.	9,400	351,748
		858,119
Commercial Printing (2.60%)
Deluxe Corp.	5,000	331,050

Construction Machinery & Heavy Trucks (26.99%)
Allison Transmission Holdings, Inc.	32,600	1,319,974
Cummins, Inc.	8,000	1,064,000
PACCAR, Inc.	17,000	1,053,320
		3,437,294
Construction Materials (1.98%)
Eagle Materials, Inc.	2,400	251,928

Industrial Machinery (10.54%)
Ingersoll-Rand PLC	6,000	538,380
Snap-on, Inc.	5,000	803,600
		1,341,980
Oil & Gas Exploration & Production (2.96%)
EOG Resources, Inc.	1,500	186,645
Pioneer Natural Resources Co.	1,000	189,240
		375,885
Railroads (20.14%)
Canadian Pacific Railway, Ltd.	3,400	622,268
CSX Corp.	10,000	637,800
Kansas City Southern	7,500	794,700
Union Pacific Corp.	3,600	510,048
		2,564,816
Trading Companies & Distributors (6.15%)
Air Lease Corp.	12,000	503,640
United Rentals, Inc.(a)	1,900	280,478
		784,118
	Shares or Principal Amount	Value
Trucking (4.50%)
Knight-Swift Transportation Holdings, Inc.	15,000	$573,150

Total Common Stocks
(Cost $12,486,686)		12,686,906

Total Investments (99.63%)
(Cost $12,486,686)		$12,686,906

Other Assets Less Liabilities (0.37%)		47,467

Net Assets (100.00%)		$12,734,373

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2018) (Unaudited)

Industrials	94.69%
Energy	2.96%
Materials	1.98%
99.63%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Construction Machinery & Heavy Trucks	26.99%
Railroads	20.14%
Air Freight & Logistics	12.32%
Industrial Machinery	10.54%
Building Products	6.74%
Trading Companies & Distributors	6.15%
Airlines	4.71%
Trucking	4.50%
Oil & Gas Exploration & Production	2.96%
Commercial Printing	2.60%
Construction Materials	1.98%
99.63%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.75%)
Application Software (3.21%)
CDK Global, Inc.	31,800	$2,068,590

Communications Equipment (1.47%)
Extreme Networks, Inc.(a)	119,400	950,424

Data Processing & Outsourced Services (12.66%)
Alliance Data Systems Corp.	6,000	1,399,200
Euronet Worldwide, Inc.(a)	19,300	1,616,761
Global Payments, Inc.	9,700	1,081,453
Mastercard, Inc., Class A	7,400	1,454,248
Visa, Inc., Class A	19,680	2,606,616
		8,158,278
Electronic Equipment & Instruments (1.87%)
Electro Scientific Industries, Inc.(a)	76,600	1,207,982

Electronic Manufacturing Services (8.07%)
Jabil, Inc.	38,700	1,070,442
KEMET Corp.(a)	88,200	2,130,030
Methode Electronics, Inc.	49,700	2,002,910
		5,203,382
Internet Software & Services (14.20%)
eBay, Inc.(a)	38,900	1,410,514
Facebook, Inc., Class A(a)	25,100	4,877,432
LogMeIn, Inc.	15,500	1,600,375
Momo, Inc., Sponsored ADR(a)	29,000	1,261,500
		9,149,821
IT Consulting & Other Services (8.17%)
Booz Allen Hamilton Holding Corp.	18,000	787,140
Cognizant Technology Solutions Corp., Class A	25,200	1,990,548
DXC Technology Co.	19,900	1,604,139
Leidos Holdings, Inc.	15,000	885,000
		5,266,827
Semiconductor Equipment (9.96%)
Applied Materials, Inc.	33,900	1,565,841
Ichor Holdings, Ltd.(a)(b)	45,200	959,144
Lam Research Corp.	4,800	829,680
MKS Instruments, Inc.	10,900	1,043,130
Rudolph Technologies, Inc.(a)	26,000	769,600
Teradyne, Inc.	16,900	643,383
Ultra Clean Holdings, Inc.(a)	36,500	605,900
		6,416,678
	Shares or Principal Amount	Value
Semiconductors (12.94%)
Diodes, Inc.(a)	36,000	$1,240,920
Intel Corp.	12,700	631,317
Micron Technology, Inc.(a)	27,400	1,436,856
Monolithic Power Systems, Inc.	6,500	868,855
NXP Semiconductors NV(a)	11,400	1,245,678
Skyworks Solutions, Inc.	18,500	1,788,025
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	31,000	1,133,360
		8,345,011
Technology Distributors (6.26%)
CDW Corp.	18,400	1,486,536
Insight Enterprises, Inc.(a)	36,000	1,761,480
ScanSource, Inc.(a)	19,500	785,850
		4,033,866
Technology Hardware, Storage & Peripherals (16.69%)
Apple, Inc.	47,900	8,866,769
HP, Inc.	29,700	673,893
Western Digital Corp.	15,700	1,215,337
		10,755,999
Trading Companies & Distributors (1.25%)
Systemax, Inc.	23,400	803,322

Total Common Stocks
(Cost $52,596,384)		62,360,180

Collateral for Securities on Loan (0.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	370,272	370,272

Total Collateral for Securities on Loan
(Cost $370,272)		370,272

Total Investments (97.32%)
(Cost $52,966,656)		$62,730,452

Other Assets Less Liabilities (2.68%)		1,726,325

Net Assets (100.00%)		$64,456,777

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

ADR - American Depositary Receipt

Sector Composition (June 30, 2018) (Unaudited)

Information Technology	96.75%
96.75%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Technology Hardware, Storage & Peripherals	16.69%
Internet Software & Services	14.20%
Semiconductors	12.94%
Data Processing & Outsourced Services	12.66%
Semiconductor Equipment	9.96%
IT Consulting & Other Services	8.17%
Electronic Manufacturing Services	8.07%
Technology Distributors	6.26%
Application Software	3.21%
Electronic Equipment & Instruments	1.87%
Communications Equipment	1.47%
Trading Companies & Distributors	1.25%
96.75%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.89%)
Coal & Consumable Fuels (7.06%)
Adaro Energy Tbk PT	21,000,000	$2,620,298
Indo Tambangraya Megah Tbk PT	2,014,700	3,142,387
		5,762,685
Construction Machinery & Heavy Trucks (2.33%)
Allison Transmission Holdings, Inc.	47,000	1,903,030

Construction Materials (2.06%)
Eagle Materials, Inc.	16,000	1,679,520

Diversified Chemicals (3.08%)
BASF SE	17,200	1,642,060
Huntsman Corp.	30,000	876,000
		2,518,060
Diversified Metals & Mining (4.24%)
Glencore PLC	404,000	1,918,109
Rio Tinto PLC	28,000	1,543,320
		3,461,429
Integrated Oil & Gas (20.31%)
Gazprom PJSC, Sponsored ADR	890,000	3,900,116
LUKOIL PJSC, Sponsored ADR	60,000	4,135,800
MOL Hungarian Oil & Gas PLC	240,000	2,309,427
Rosneft Oil Co. PJSC, GDR	674,000	4,176,348
Royal Dutch Shell PLC, Class A, Sponsored ADR	30,000	2,076,900
		16,598,591
Oil & Gas Exploration & Production (20.31%)
Carrizo Oil & Gas, Inc.(a)	48,000	1,336,800
CNOOC, Ltd.	1,576,000	2,700,548
Diamondback Energy, Inc.	18,700	2,460,359
EOG Resources, Inc.	23,000	2,861,890
Newfield Exploration Co.(a)	50,000	1,512,500
Parsley Energy, Inc., Class A(a)	75,500	2,286,140
Pioneer Natural Resources Co.	12,000	2,270,880
SRC Energy, Inc.(a)	106,000	1,168,120
		16,597,237
Oil & Gas Refining & Marketing (12.18%)
Marathon Petroleum Corp.	15,000	1,052,400
Motor Oil Hellas Corinth Refineries SA	108,000	2,169,307
Petron Corp.	8,000,000	1,331,147
Reliance Industries, Ltd., Sponsored GDR	90,000	2,522,141
Tupras Turkiye Petrol Rafinerileri AS	122,000	2,875,826
		9,950,821
	Shares or Principal Amount	Value
Oil & Gas Storage & Transportation (2.81%)
Sinopec Kantons Holdings, Ltd.	4,876,000	$2,299,312

Paper Packaging (5.39%)
DS Smith PLC	262,000	1,795,137
International Paper Co.	50,000	2,604,000
		4,399,137
Paper Products (12.40%)
Lee & Man Paper Manufacturing, Ltd.	3,430,000	3,460,449
Mondi PLC	150,000	4,046,717
Nine Dragons Paper Holdings, Ltd.	2,070,000	2,626,436
		10,133,602
Steel (4.72%)
POSCO, Sponsored ADR	52,000	3,854,240

Total Common Stocks
(Cost $79,113,666)		79,157,664

Preferred Stocks (1.35%)
Integrated Oil & Gas (1.35%)
Petroleo Brasileiro SA	250,000	1,107,528

Total Preferred Stocks
(Cost $1,310,715)		1,107,528

Total Investments (98.24%)
(Cost $80,424,381)		$80,265,192

Other Assets Less Liabilities (1.76%)		1,434,542

Net Assets (100.00%)		$81,699,734

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Sector Composition (June 30, 2018) (Unaudited)

Energy	64.02%
Materials	31.89%
Industrials	2.33%
98.24%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Integrated Oil & Gas	21.66%
Oil & Gas Exploration & Production	20.31%
Paper Products	12.40%
Oil & Gas Refining & Marketing	12.18%
Coal & Consumable Fuels	7.06%
Paper Packaging	5.39%
Steel	4.72%
Diversified Metals & Mining	4.24%
Diversified Chemicals	3.08%
Oil & Gas Storage & Transportation	2.81%
Construction Machinery & Heavy Trucks	2.33%
Construction Materials	2.06%
98.24%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Country Composition (June 30, 2018) (Unaudited)

United States	26.95%
Russia	14.94%
Hong Kong	10.26%
United Kingdom	9.04%
Indonesia	7.06%
South Korea	4.72%
Turkey	3.52%
China	3.30%
India	3.09%
Hungary	2.83%
Greece	2.65%
Netherlands	2.54%
Switzerland	2.35%
Germany	2.01%
Philippines	1.63%
Brazil	1.35%
98.24%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Utilities Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.94%)
Construction & Engineering (2.36%)
MasTec, Inc.(a)	15,300	$776,475

Electric Utilities (38.95%)
American Electric Power Co., Inc.	15,100	1,045,675
Avangrid, Inc.	30,100	1,593,193
Edison International	36,600	2,315,682
Evergy, Inc.	28,200	1,583,430
Eversource Energy	27,900	1,635,219
NextEra Energy, Inc.	5,000	835,150
OGE Energy Corp.	43,600	1,535,156
PPL Corp.	69,000	1,969,950
Xcel Energy, Inc.	7,100	324,328
		12,837,783
Gas Utilities (6.01%)
Atmos Energy Corp.	7,100	639,994
National Fuel Gas Co.	25,300	1,339,888
		1,979,882
Integrated Oil & Gas (2.02%)
TOTAL SA, Sponsored ADR	11,000	666,160

Integrated Telecommunication Services (2.24%)
AT&T, Inc.	23,000	738,530

Multi-Utilities (39.34%)
Ameren Corp.	37,000	2,251,450
Avista Corp.	26,100	1,374,426
CenterPoint Energy, Inc.	72,600	2,011,746
Consolidated Edison, Inc.	4,300	335,314
Dominion Resources, Inc.	24,800	1,690,864
DTE Energy Co.	22,500	2,331,675
NiSource, Inc.	57,300	1,505,844
Sempra Energy	12,600	1,462,986
		12,964,305
Oil & Gas Exploration & Production (5.96%)
Cimarex Energy Co.	6,800	691,832
Diamondback Energy, Inc.	5,100	671,007
SRC Energy, Inc.(a)	54,300	598,386
		1,961,225
Oil & Gas Storage & Transportation (2.06%)
Pembina Pipeline Corp.	19,600	678,160

Total Common Stocks
(Cost $30,525,578)		32,602,520
	Shares or Principal Amount	Value
Total Investments (98.94%)
(Cost $30,525,578)		$32,602,520

Other Assets Less Liabilities (1.06%)		347,645

Net Assets (100.00%)		$32,950,165

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (June 30, 2018) (Unaudited)

Utilities	84.30%
Energy	10.04%
Industrials	2.36%
Telecommunication Services	2.24%
98.94%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Multi-Utilities	39.34%
Electric Utilities	38.95%
Gas Utilities	6.01%
Oil & Gas Exploration & Production	5.96%
Construction & Engineering	2.36%
Integrated Telecommunication Services	2.24%
Oil & Gas Storage & Transportation	2.06%
Integrated Oil & Gas	2.02%
98.94%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.24%)
Building Products (1.53%)
China Lesso Group Holdings, Ltd.	1,460,000	$924,234

Coal & Consumable Fuels (2.70%)
Bukit Asam Persero Tbk PT	1,570,000	433,638
Indo Tambangraya Megah Tbk PT	770,000	1,200,992
		1,634,630
Commodity Chemicals (2.93%)
Hanwha Chemical Corp.	20,000	392,004
Indorama Ventures PLC	190,000	313,728
Mexichem SAB de CV	262,246	757,678
PTT Global Chemical PCL	140,000	308,176
		1,771,586
Construction & Engineering (1.67%)
PP Persero Tbk PT	3,177,573	440,698
Waskita Karya Persero Tbk PT	4,266,000	571,510
		1,012,208
Construction Materials (4.27%)
China Resources Cement Holdings, Ltd.	454,000	456,899
Cimsa Cimento Sanayi VE Ticaret AS	72,000	171,042
Waskita Beton Precast Tbk PT	21,000,000	535,405
West China Cement, Ltd.	9,000,000	1,432,066
		2,595,412
Diversified Banks (21.63%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,570,077
Akbank Turk AS	360,000	588,384
Banco do Brasil SA	41,000	300,961
Bank Negara Indonesia Persero Tbk PT	524,000	257,473
Bank of China, Ltd., Class H	3,462,000	1,716,892
Bank Pan Indonesia Tbk PT(a)	13,827,400	819,300
China Construction Bank Corp., Class H	1,750,000	1,601,322
Grupo Financiero Banorte SAB de CV, Class O	55,000	323,405
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	784,624
Industrial Bank of Korea	52,000	717,171
Metropolitan Bank & Trust Co.	563,179	774,075
OTP Bank Nyrt	18,000	649,893
Sberbank of Russia PJSC, Sponsored ADR	88,000	1,263,240
Shinhan Financial Group Co., Ltd.	28,000	1,084,108
Turkiye Garanti Bankasi AS	360,000	656,695
		13,107,620
	Shares or Principal Amount	Value
Electronic Components (1.23%)
Sunny Optical Technology Group Co., Ltd.	40,000	$741,894

Electronic Equipment & Instruments (1.02%)
SFA Engineering Corp.	21,000	617,199

Environmental & Facilities Services (1.20%)
China Everbright International, Ltd.	566,000	728,940

Highways & Railtracks (1.36%)
Shenzhen Expressway Co., Ltd., Class H	840,000	823,087

Independent Power Producers & Energy Traders (1.74%)
Aboitiz Power Corp.	642,000	418,136
Electricity Generating PCL	94,000	634,766
		1,052,902
Industrial Machinery (2.83%)
China Conch Venture Holdings, Ltd.	470,000	1,715,376

Integrated Oil & Gas (8.92%)
China Petroleum & Chemical Corp., Class H	1,084,000	970,307
Gazprom PJSC, Sponsored ADR	270,000	1,183,181
LUKOIL PJSC, Sponsored ADR	20,000	1,378,600
MOL Hungarian Oil & Gas PLC	77,600	746,715
Rosneft Oil Co. PJSC, GDR	182,000	1,127,738
		5,406,541
Internet Software & Services (5.84%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	4,400	816,332
Momo, Inc., Sponsored ADR(a)	26,000	1,131,000
Tencent Holdings, Ltd.	31,545	1,584,045
		3,531,377
IT Consulting & Other Services (1.15%)
Infosys, Ltd.	36,244	694,834

Oil & Gas Exploration & Production (5.13%)
CNOOC, Ltd.	857,000	1,468,508
Diamondback Energy, Inc.	4,075	536,148
Energen Corp.(a)	5,000	364,100
EOG Resources, Inc.	3,200	398,176
Pioneer Natural Resources Co.	1,800	340,632
		3,107,564

	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (7.60%)
Motor Oil Hellas Corinth Refineries SA	28,000	$562,413
Petron Corp.	6,350,000	1,056,598
Reliance Industries, Ltd.	90,000	1,278,714
SK Innovation Co., Ltd.	5,500	996,206
Tupras Turkiye Petrol Rafinerileri AS	30,000	707,170
		4,601,101
Oil & Gas Storage & Transportation (1.14%)
Sinopec Kantons Holdings, Ltd.	1,470,000	693,189

Paper Packaging (0.61%)
DS Smith PLC	54,000	369,990

Paper Products (4.61%)
Lee & Man Paper Manufacturing, Ltd.	1,387,000	1,399,313
Mondi PLC	26,000	701,431
Nine Dragons Paper Holdings, Ltd.	544,000	690,232
		2,790,976
Regional Banks (5.10%)
Bank Tabungan Negara Persero Tbk PT	1,424,000	243,029
DGB Financial Group, Inc.	127,000	1,168,029
Grupo Financiero Interacciones SA de CV, Class O(a)	98,666	473,452
Regional SAB de CV	223,800	1,204,966
		3,089,476
Renewable Electricity (1.79%)
China Everbright Greentech, Ltd.	1,004,792	1,047,667
Energy Development Corp.(a)	375,361	36,785
		1,084,452
Semiconductor Equipment (0.58%)
ASM Pacific Technology, Ltd.	28,000	352,899

Semiconductors (1.90%)
Nanya Technology Corp.	292,000	792,625
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	355,054
		1,147,679
Steel (2.05%)
POSCO	4,200	1,239,252

Technology Hardware, Storage & Peripherals (0.52%)
Samsung Electronics Co., Ltd.	7,500	314,172

Water Utilities (0.93%)
TTW PCL	1,599,400	564,835
	Shares or Principal Amount	Value
Wireless Telecommunication Services (1.26%)
China Mobile, Ltd.	39,000	$346,045
TIM Participacoes SA	72,000	242,616
Turkcell Iletisim Hizmetleri AS	66,000	174,967
		763,628
Total Common Stocks
(Cost $55,810,252)		56,477,053

Preferred Stocks (3.12%)
Diversified Banks (1.23%)
Banco Bradesco SA	77,000	532,041
Banco do Estado do Rio Grande do Sul SA	56,000	212,687
		744,728
Integrated Oil & Gas (0.88%)
Petroleo Brasileiro SA	120,000	531,613

Integrated Telecommunication Services (1.01%)
Telefonica Brasil SA	52,000	615,159

Total Preferred Stocks
(Cost $2,555,289)		1,891,500

Total Investments (96.36%)
(Cost $58,365,541)		$58,368,553

Other Assets Less Liabilities (3.64%)		2,206,463

Net Assets (100.00%)		$60,575,016

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Country Composition (June 30, 2018) (Unaudited)

China	28.53%
South Korea	10.79%
Hong Kong	9.42%
Russia	8.18%
Indonesia	7.43%
Mexico	4.55%
Brazil	4.02%
Turkey	3.79%
Philippines	3.77%
India	3.26%
Thailand	3.01%
United States	2.71%
Hungary	2.30%
Taiwan	1.90%
United Kingdom	1.77%
Greece	0.93%
96.36%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (June 30, 2018) (Unaudited)

Financials	27.96%
Energy	26.37%
Materials	14.47%
Information Technology	12.24%
Industrials	8.59%
Utilities	4.46%
Telecommunication Services	2.27%
96.36%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Diversified Banks	22.86%
Integrated Oil & Gas	9.80%
Oil & Gas Refining & Marketing	7.60%
Internet Software & Services	5.84%
Oil & Gas Exploration & Production	5.13%
Regional Banks	5.10%
Paper Products	4.61%
Construction Materials	4.27%
Commodity Chemicals	2.93%
Industrial Machinery	2.83%
Coal & Consumable Fuels	2.70%
Steel	2.05%
Semiconductors	1.90%
Renewable Electricity	1.79%
Independent Power Producers & Energy Traders	1.74%
Construction & Engineering	1.67%
Building Products	1.53%
Highways & Railtracks	1.36%
Wireless Telecommunication Services	1.26%
Electronic Components	1.23%
Environmental & Facilities Services	1.20%
IT Consulting & Other Services	1.15%
Oil & Gas Storage & Transportation	1.14%
Electronic Equipment & Instruments	1.02%
Integrated Telecommunication Services	1.01%
Other Industries (each less than 1%)	2.64%
96.36%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Schedule of Investments

June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.13%)
Aerospace & Defense (0.82%)
Airbus SE	3,500	$408,432

Application Software (1.20%)
Open Text Corp.	17,000	598,327

Asset Management & Custody Banks (0.33%)
Amundi SA	2,400	165,900

Automotive Retail (0.57%)
China ZhengTong Auto Services Holdings, Ltd.	430,000	285,455

Building Products (4.27%)
China Lesso Group Holdings, Ltd.	950,000	601,385
Cie de Saint-Gobain	12,800	570,176
Sanwa Holdings Corp.	33,000	348,728
Tyman PLC	139,054	604,395
		2,124,684
Coal & Consumable Fuels (0.43%)
Indo Tambangraya Megah Tbk PT	136,000	212,123

Commodity Chemicals (2.02%)
Hanwha Chemical Corp.	12,700	248,923
Indorama Ventures PLC	100,000	165,120
Mexichem SAB de CV	129,654	374,595
PTT Global Chemical PCL	100,000	220,126
		1,008,764
Construction & Engineering (1.02%)
PP Persero Tbk PT	2,542,527	352,624
Waskita Karya Persero Tbk PT	1,140,000	152,724
		505,348
Construction Machinery & Heavy Trucks (0.66%)
Hitachi Construction Machinery Co., Ltd.	4,200	136,164
Komatsu, Ltd.	6,800	193,586
		329,750
Construction Materials (2.08%)
Waskita Beton Precast Tbk PT	16,950,000	432,149
West China Cement, Ltd.	3,780,000	601,468
		1,033,617
	Shares or Principal Amount	Value
Diversified Banks (15.40%)
ABN AMRO Group NV	7,200	$186,205
Agricultural Bank of China, Ltd., Class H	500,000	233,365
Akbank Turk AS	183,000	299,095
Banco Bilbao Vizcaya Argentaria SA	16,000	112,841
Banco do Brasil SA	24,800	182,045
Banco Santander SA	115,000	614,614
Bank Negara Indonesia Persero Tbk PT	300,000	147,408
Bank of China, Ltd., Class H	1,060,000	525,680
BNP Paribas SA	6,200	383,513
Danske Bank A/S	6,800	211,846
DNB ASA	7,700	149,943
HSBC Holdings PLC	35,000	327,053
ING Groep NV	19,600	281,349
KB Financial Group, Inc.	8,200	385,989
Lloyds Banking Group PLC	286,000	237,299
Metropolitan Bank & Trust Co.	125,150	172,015
OTP Bank Nyrt	8,000	288,842
Oversea-Chinese Banking Corp., Ltd.	48,000	408,852
Sberbank of Russia PJSC, Sponsored ADR	42,000	602,910
Shinhan Financial Group Co., Ltd.	3,200	123,898
Societe Generale SA	4,400	184,932
Swedbank AB, Class A	13,500	287,634
Toronto-Dominion Bank	6,100	353,059
Turkiye Garanti Bankasi AS	126,000	229,843
UniCredit SpA	43,584	722,379
		7,652,609
Diversified Chemicals (0.96%)
BASF SE	5,000	477,343

Diversified Metals & Mining (1.30%)
Glencore PLC	102,000	484,275
Rio Tinto PLC	3,000	165,356
		649,631
Electric Utilities (3.01%)
CK Infrastructure Holdings, Ltd.	54,000	399,747
Enel SpA	46,000	254,895
Iberdrola SA	110,000	848,294
		1,502,936
Environmental & Facilities Services (1.26%)
China Everbright International, Ltd.	486,000	625,910

	Shares or Principal Amount	Value
Gold (1.92%)
Randgold Resources, Ltd.	7,500	$577,256
SEMAFO, Inc.(a)	131,000	379,652
		956,908
Highways & Railtracks (1.22%)
Shenzhen Expressway Co., Ltd., Class H	620,000	607,516

Home Improvement Retail (0.38%)
Kingfisher PLC	48,000	187,709

Homebuilding (0.35%)
Redrow PLC	25,000	175,632

Independent Power Producers & Energy Traders (2.35%)
Aboitiz Power Corp.	290,000	188,878
Electric Power Development Co., Ltd.	24,400	629,771
Electricity Generating PCL	52,000	351,147
		1,169,796
Industrial Machinery (1.32%)
China Conch Venture Holdings, Ltd.	180,000	656,953

Integrated Oil & Gas (7.44%)
China Petroleum & Chemical Corp., Class H	298,000	266,745
Eni SpA	21,000	389,369
Gazprom PJSC, Sponsored ADR	33,000	144,611
LUKOIL PJSC, Sponsored ADR	6,700	461,831
MOL Hungarian Oil & Gas PLC	21,600	207,848
Repsol SA	19,400	378,670
Rosneft Oil Co. PJSC, GDR	75,700	469,065
Royal Dutch Shell PLC, Class B	24,000	859,513
TOTAL SA	8,600	522,242
		3,699,894
Integrated Telecommunication Services (0.67%)
Telecom Italia SpA(a)	450,000	333,397

Internet Software & Services (2.13%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,500	278,295
Momo, Inc., Sponsored ADR(a)	6,800	295,800
Tencent Holdings, Ltd.	9,700	487,089
		1,061,184
Life & Health Insurance (1.57%)
Legal & General Group PLC	99,000	346,286
NN Group NV	5,986	242,771
Prudential PLC	8,200	186,930
		775,987
Metal & Glass Containers (1.46%)
RPC Group PLC	74,000	728,582
	Shares or Principal Amount	Value
Multi-line Insurance (4.53%)
Allianz SE	4,500	$927,247
Assicurazioni Generali SpA	28,300	473,119
Aviva PLC	77,000	510,902
AXA SA	14,000	342,073
		2,253,341
Oil & Gas Exploration & Production (5.56%)
CNOOC, Ltd.	200,000	342,709
Diamondback Energy, Inc.	3,428	451,022
Encana Corp.	35,100	458,424
Energen Corp.(a)	6,491	472,675
Newfield Exploration Co.(a)	14,200	429,550
Parsley Energy, Inc., Class A(a)	11,530	349,128
Pioneer Natural Resources Co.	1,400	264,936
		2,768,444
Oil & Gas Refining & Marketing (5.56%)
Idemitsu Kosan Co., Ltd.	9,300	330,723
JXTG Holdings, Inc.	134,000	929,662
Petron Corp.	2,780,000	462,574
Reliance Industries, Ltd.	24,000	340,990
SK Innovation Co., Ltd.	2,400	434,708
Tupras Turkiye Petrol Rafinerileri AS	11,700	275,796
		2,774,453
Oil & Gas Storage & Transportation (2.59%)
Pembina Pipeline Corp.(b)	13,000	450,226
Sinopec Kantons Holdings, Ltd.	1,780,000	839,371
		1,289,597
Other Diversified Financial Services (0.82%)
ORIX Corp.	26,000	409,815

Paper Packaging (1.61%)
DS Smith PLC	117,300	803,701

Paper Products (4.04%)
Lee & Man Paper Manufacturing, Ltd.	410,000	413,640
Mondi PLC	31,800	857,904
Nine Dragons Paper Holdings, Ltd.	586,000	743,522
		2,015,066
Property & Casualty Insurance (0.66%)
esure Group PLC	115,000	328,868

Regional Banks (2.02%)
DGB Financial Group, Inc.	38,000	349,489
Grupo Financiero Interacciones SA de CV, Class O(a)	62,955	302,091
Regional SAB de CV	66,000	355,352
		1,006,932
Renewable Electricity (1.46%)
China Everbright Greentech, Ltd.	695,009	724,666

	Shares or Principal Amount	Value
Semiconductor Equipment (2.63%)
ASM Pacific Technology, Ltd.	42,000	$529,348
Sumco Corp.(b)	38,900	781,285
		1,310,633
Semiconductors (0.67%)
Nanya Technology Corp.	122,000	331,165

Specialty Chemicals (3.69%)
Borregaard ASA	39,128	421,880
Covestro AG	4,500	399,976
Shin-Etsu Chemical Co., Ltd.	11,400	1,013,100
		1,834,956
Steel (0.83%)
POSCO	1,400	413,084

Tobacco (1.28%)
British American Tobacco PLC	12,700	639,743

Trading Companies & Distributors (0.45%)
Ashtead Group PLC	7,600	226,323

Wireless Telecommunication Services (1.59%)
SoftBank Group Corp.	9,200	656,955
Turkcell Iletisim Hizmetleri AS	50,000	132,550
		789,505
Total Common Stocks
(Cost $51,497,234)		47,854,679

Preferred Stocks (1.09%)
Diversified Banks (0.82%)
Banco Bradesco SA	32,680	225,807
Banco do Estado do Rio Grande do Sul SA	48,000	182,303
		408,110
Integrated Oil & Gas (0.27%)
Petroleo Brasileiro SA	30,000	132,903

Total Preferred Stocks
(Cost $775,363)		541,013
	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	1,265,717	$1,265,717

Total Collateral for Securities on Loan
(Cost $1,265,717)		1,265,717

Total Investments (99.76%)
(Cost $53,538,314)		$49,661,409

Other Assets Less Liabilities (0.24%)		117,805

Net Assets (100.00%)		$49,779,214

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (June 30, 2018) (Unaudited)

United Kingdom	14.43%
Japan	10.90%
China	10.42%
Hong Kong	8.59%
France	5.18%
Canada	4.49%
Italy	4.36%
United States	3.95%
South Korea	3.93%
Spain	3.92%
Germany	3.62%
Russia	3.37%
Indonesia	2.62%
Mexico	2.07%
Turkey	1.88%
Philippines	1.66%
Thailand	1.48%
Brazil	1.46%
Netherlands	1.43%
Jersey	1.16%
Norway	1.15%
Hungary	1.00%
Switzerland	0.97%
Singapore	0.82%
India	0.68%
Taiwan	0.67%
Sweden	0.58%
Denmark	0.43%
97.22%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (June 30, 2018) (Unaudited)

Financials	26.15%
Energy	21.85%
Materials	19.91%
Industrials	11.02%
Utilities	6.82%
Information Technology	6.63%
Telecommunication Services	2.26%
Consumer Discretionary	1.30%
Consumer Staples	1.28%
97.22%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Diversified Banks	16.22%
Integrated Oil & Gas	7.71%
Oil & Gas Refining & Marketing	5.56%
Oil & Gas Exploration & Production	5.56%
Multi-line Insurance	4.53%
Building Products	4.27%
Paper Products	4.04%
Specialty Chemicals	3.69%
Electric Utilities	3.01%
Semiconductor Equipment	2.63%
Oil & Gas Storage & Transportation	2.59%
Independent Power Producers & Energy Traders	2.35%
Internet Software & Services	2.13%
Construction Materials	2.08%
Regional Banks	2.02%
Commodity Chemicals	2.02%
Gold	1.92%
Paper Packaging	1.61%
Wireless Telecommunication Services	1.59%
Life & Health Insurance	1.57%
Metal & Glass Containers	1.46%
Renewable Electricity	1.46%
Industrial Machinery	1.32%
Diversified Metals & Mining	1.30%
Tobacco	1.28%
Environmental & Facilities Services	1.26%
Highways & Railtracks	1.22%
Application Software	1.20%
Construction & Engineering	1.02%
Other Industries (each less than 1%)	8.60%
97.22%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Flexible Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (61.62%)
Consumer Discretionary (13.10%)
Foot Locker, Inc.
8.50%, 01/15/22	$2,550,000	$2,913,375
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	1,400,000	1,461,250
M/I Homes, Inc.
6.75%, 01/15/21	816,000	841,329
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	206,500
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,150,000	4,315,481
William Lyon Homes, Inc.
7.00%, 08/15/22	2,550,000	2,597,812
		12,335,747
Consumer Staples (8.73%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,636,063
Darling Ingredients, Inc.
5.38%, 01/15/22	1,369,000	1,386,113
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	4,121,000	4,200,583
		8,222,759
Energy (8.15%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	2,522,000	2,612,462
6.38%, 05/01/24	1,645,000	1,756,038
Continental Resources, Inc.
5.00%, 09/15/22	800,000	812,048
MPLX LP
5.50%, 02/15/23	2,450,000	2,496,305
		7,676,853
Financial (9.50%)
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	853,549
Enova International, Inc.
9.75%, 06/01/21(b)	500,000	526,250
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,000,000
International Lease Finance Corp.
8.25%, 12/15/20	1,113,000	1,225,078
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	2,000,000	2,699,081
Newbridge Bancorp, Series AI
7.25%, 03/14/24(a)(c)	500,000	508,139
Radian Group, Inc.
5.50%, 06/01/19	293,000	295,564
	Shares or Principal Amount	Value
Financial (continued)
Willis North America, Inc.
7.00%, 09/29/19	$800,000	$834,842
		8,942,503
Health Care (3.96%)
Catholic Health Initiatives
2.95%, 11/01/22	1,000,000	965,280
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	1,200,000	1,221,000
Horizon Pharma, Inc. / Horizon Pharma USA, Inc.
8.75%, 11/01/24(a)(b)	500,000	536,875
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,006,250
		3,729,405
Industrials (3.47%)
Covanta Holding Corp.
6.38%, 10/01/22	1,573,000	1,606,426
EnPro Industries, Inc.
5.88%, 09/15/22	722,000	736,440
XPO Logistics, Inc.
6.50%, 06/15/22(a)	900,000	922,500
		3,265,366
Information Technology (7.54%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	1,750,000	1,813,176
Amkor Technology, Inc.
6.38%, 10/01/22	1,280,000	1,302,400
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	852,000	902,634
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	3,050,000	3,085,685
		7,103,895
Materials (2.99%)
Hecla Mining Co.
6.88%, 05/01/21	500,000	505,295
Teck Resources, Ltd.
8.50%, 06/01/24(a)	2,105,000	2,307,606
		2,812,901
Real Estate (1.20%)
Iron Mountain, Inc.
5.75%, 08/15/24	1,144,000	1,126,840

Telecommunication Services (0.21%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	200,000

	Shares or Principal Amount	Value
Utilities (2.77%)
DPL, Inc.
6.75%, 10/01/19	$619,000	$638,344
Vistra Energy Corp.
7.38%, 11/01/22	250,000	261,250
7.63%, 11/01/24	1,600,000	1,706,000
		2,605,594
Total Corporate Bonds
(Cost $59,175,475)		58,021,863

Asset-Backed Securities (3.60%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(c)	3,500,000	3,384,813

Total Asset-Backed Securities
(Cost $3,378,103)		3,384,813

Preferred Stocks (12.65%)
Diversified Banks (0.92%)
Wells Fargo & Co., Series V 6.00%(d)
	33,427	862,082

Financial Services (1.42%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS(e)
3M US L + 0.85%, 02/15/34	59,379	1,333,059

Industrial REITs (5.71%)
Gramercy Property Trust, Series A 7.13%(c)(d)	212,974	5,377,593

Property & Casualty Insurance (4.60%)
Argo Group U.S., Inc.(b)
6.50%, 09/15/42	171,273	4,334,920

Total Preferred Stocks
(Cost $12,024,536)		11,907,654

Convertible Preferred Stocks (5.59%)
Diversified Banks (2.60%)
Wells Fargo & Co., Series L 7.50%(b)(d)	1,944	2,448,390

	Shares or Principal Amount	Value
Office REITs (2.99%)
Equity Commonwealth, Series D 6.50%(d)	$108,118	$2,817,555

Total Convertible Preferred Stocks
(Cost $5,320,205)		5,265,945

Closed-End Mutual Funds (6.50%)
BlackRock Income Trust, Inc.(b)	223,081	1,300,562
Deutsche Multi-Market Income Trust	213,413	1,880,168
Deutsche Strategic Income Trust	34,817	427,553
Duff & Phelps Utility and Corporate Bond Trust, Inc.(b)	15,233	133,136
Managed Duration Investment Grade Municipal Fund	72,010	1,032,623
Nuveen Build America Bond Fund	3,965	81,719
Nuveen Build America Bond Opportunity Fund	23,113	507,793
Nuveen High Income December 2018 Target Term Fund	21,024	207,717
Nuveen High Income December 2019 Target Term Fund	31,779	312,388
Nuveen Mortgage Opportunity Term Fund 2	10,470	237,460

Total Closed-End Mutual Funds
(Cost $6,011,120)		6,121,119

Exchange Traded Funds (1.53%)
iShares® iBoxx $ Investment Grade Corporate Bond ETF	12,600	1,443,582

Total Exchange Traded Funds
(Cost $1,440,746)		1,443,582

Collateral for Securities on Loan (0.70%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	662,546	662,546

Total Collateral for Securities on Loan
(Cost $662,546)		662,546

Value
Total Investments (92.19%)
(Cost $88,012,731)	$86,807,522

Other Assets Less Liabilities (7.81%)	7,351,675

Net Assets (100.00%)	$94,159,197

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

LIBOR Rates:
3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2018, these securities had a total aggregate market value of $27,565,323.
(b)	All or a portion of the security was on loan as of June 30, 2018.
(c)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2018 was $9,270,545, which represent 9.85% of the Fund’s net assets.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
Credit Diversification (June 30, 2018) (Unaudited)
Ba2	12.04%
B1	10.05%
Baa3	7.51%
NR*	6.25%
Ba1	6.05%
B2	5.51%
Baa2	4.46%
Ba3	3.88%
Baa1	2.95%
A3	2.87%
B3	2.73%
BBB	0.91%
Total:	65.21%

Percentages are based upon corporate bond and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

ICON Equity Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (5.54%)
Consumer Discretionary (1.63%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	$250,000	$260,937
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	675,919
William Lyon Homes, Inc.
7.00%, 08/15/22	350,000	356,563
		1,293,419
Consumer Staples (1.10%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	620,250
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	250,000	254,828
		875,078
Energy (0.64%)
MPLX LP
5.50%, 02/15/23	500,000	509,450

Financial (0.33%)
Enova International, Inc.
9.75%, 06/01/21	250,000	263,125

Health Care (0.25%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	201,250

Information Technology (0.32%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	252,925

Materials (0.73%)
Freeport-McMoRan, Inc.
6.88%, 02/15/23	244,000	257,103
Teck Resources, Ltd.
8.50%, 06/01/24(a)	292,000	320,105
		577,208
Real Estate (0.13%)
Iron Mountain, Inc.
5.75%, 08/15/24	100,000	98,500

Telecommunication Services (0.25%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	200,000
	Shares or Principal Amount	Value
Utilities (0.16%)
DPL, Inc.
6.75%, 10/01/19	$124,000	$127,875

Total Corporate Bonds
(Cost $4,468,404)		4,398,830

Common Stocks (83.11%)
Aerospace & Defense (1.73%)
Boeing Co.	4,100	1,375,591

Auto Parts & Equipment (2.49%)
Magna International, Inc.	34,000	1,976,420

Biotechnology (1.79%)
AbbVie, Inc.	15,300	1,417,545

Brewers (1.98%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(b)	15,600	1,571,856

Cable & Satellite (1.98%)
Comcast Corp., Class A	48,000	1,574,880

Construction Machinery & Heavy Trucks (1.62%)
Cummins, Inc.	9,700	1,290,100

Diversified Banks (5.60%)
Bank of America Corp.	65,500	1,846,445
JPMorgan Chase & Co.	18,000	1,875,600
U.S. Bancorp	14,400	720,288
		4,442,333
Diversified Chemicals (3.30%)
Eastman Chemical Co.	14,100	1,409,436
Huntsman Corp.	41,400	1,208,880
		2,618,316
Electric Utilities (2.47%)
Avangrid, Inc.	22,100	1,169,753
Edison International	12,600	797,202
		1,966,955
Homebuilding (3.53%)
MDC Holdings, Inc.	48,100	1,480,037
PulteGroup, Inc.	46,100	1,325,375
		2,805,412
Household Products (1.17%)
Procter & Gamble Co.	11,900	928,914

	Shares or Principal Amount	Value
Integrated Oil & Gas (2.20%)
TOTAL SA, Sponsored ADR	28,900	$1,750,184

Integrated Telecommunication Services (2.03%)
AT&T, Inc.	50,100	1,608,711

Internet Software & Services (1.44%)
LogMeIn, Inc.	11,100	1,146,075

Investment Banking & Brokerage (2.17%)
Morgan Stanley	36,400	1,725,360

IT Consulting & Other Services (4.35%)
Booz Allen Hamilton Holding Corp.	35,300	1,543,669
International Business Machines Corp.	7,500	1,047,750
Leidos Holdings, Inc.	14,600	861,400
		3,452,819
Life & Health Insurance (3.70%)
CNO Financial Group, Inc.	41,400	788,256
Principal Financial Group, Inc.	15,000	794,250
Sun Life Financial, Inc.(b)	33,900	1,360,746
		2,943,252
Multi-Utilities (2.26%)
CenterPoint Energy, Inc.	35,700	989,247
DTE Energy Co.	7,700	797,951
		1,787,198
Oil & Gas Exploration & Production (3.86%)
Cimarex Energy Co.	7,800	793,572
Diamondback Energy, Inc.	11,500	1,513,055
SRC Energy, Inc.(c)	68,400	753,768
		3,060,395
Oil & Gas Refining & Marketing (3.22%)
Marathon Petroleum Corp.	19,800	1,389,168
Phillips 66	10,400	1,168,024
		2,557,192
Oil & Gas Storage & Transportation (1.80%)
Pembina Pipeline Corp.	41,300	1,428,980

Paper Packaging (1.21%)
International Paper Co.	18,400	958,272

Pharmaceuticals (1.65%)
Eli Lilly & Co.	15,400	1,314,082

Property & Casualty Insurance (2.21%)
Stewart Information Services Corp.	40,800	1,757,256
	Shares or Principal Amount	Value
Regional Banks (5.45%)
Fifth Third Bancorp	58,400	$1,676,080
First Midwest Bancorp, Inc.	35,100	893,997
Valley National Bancorp	67,600	822,016
Webster Financial Corp.	14,600	930,020
		4,322,113
Semiconductor Equipment (1.54%)
Applied Materials, Inc.	26,500	1,224,035

Semiconductors (4.98%)
Broadcom, Inc.	5,600	1,358,784
Cypress Semiconductor Corp.	104,000	1,620,320
Intel Corp.	19,700	979,287
		3,958,391
Soft Drinks (1.98%)
Coca-Cola Co.	35,900	1,574,574

Specialized REITs (1.35%)
EPR Properties	16,600	1,075,514

Technology Hardware, Storage & Peripherals (4.77%)
Apple, Inc.	13,900	2,573,029
HP, Inc.	53,600	1,216,184
		3,789,213
Tires & Rubber (1.41%)
Goodyear Tire & Rubber Co.	48,100	1,120,249

Tobacco (1.87%)
Altria Group, Inc.	26,100	1,482,219

Total Common Stocks
(Cost $61,848,609)		66,004,406

Preferred Stocks (3.43%)
Financial Services (0.22%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(d)	7,865	176,569

Industrial REITs (1.72%)
Gramercy Property Trust, Inc., Series A 7.13%(e)(f)
	54,106	1,366,177

Property & Casualty Insurance (1.49%)
Argo Group U.S., Inc.
6.50%, 09/15/42	46,594	1,179,294

Total Preferred Stocks
(Cost $2,760,041)		2,722,040

	Shares or Principal Amount	Value
Convertible Preferred Stocks (1.89%)
Diversified Banks (0.79%)
Wells Fargo & Co., Series L 7.50%(e)	500	$629,730

Office REITs (1.10%)
Equity Commonwealth, Series D 6.50%(e)	33,473	872,306

Total Convertible Preferred Stocks
(Cost $1,485,868)		1,502,036

Closed-End Mutual Funds (3.64%)
BlackRock Income Trust, Inc.	53,188	310,086
Deutsche Multi-Market Income Trust	122,811	1,081,965
Deutsche Strategic Income Trust	9,700	119,116
Duff & Phelps Utility and Corporate Bond Trust, Inc.	5,874	51,339
Eaton Vance High Income 2021 Target Term Trust	10,938	105,880
Managed Duration Investment Grade Municipal Fund	28,662	411,013
Nuveen High Income December 2018 Target Term Fund	72,278	714,106
Nuveen High Income December 2019 Target Term Fund	10,000	98,300

Total Closed-End Mutual Funds
(Cost $2,828,879)		2,891,805

Open-End Mutual Funds (0.09%)
MSIFT - Corporate Bond Portfolio	6,042	70,877

Total Open-End Mutual Funds
(Cost $67,293)		70,877

Exchange Traded Funds (0.92%)
iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,400	733,248

Total Exchange Traded Funds
(Cost $731,590)		733,248
Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.15%)
S&P 500 Index
08/17/18, 2,500, $27,183,700	100	$115,000

Total Put Options Purchased
(Cost $133,141)		115,000

	Shares or Principal Amount	Value
Collateral for Securities on Loan (3.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	2,943,975	2,943,975

Total Collateral for Securities on Loan
(Cost $2,943,975)		2,943,975

Total Investments (102.48%)
(Cost $77,267,800)		$81,382,217

Liabilities Less Other Assets (-2.48%)		(1,964,190)

Net Assets (100.00%)		$79,418,027

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

LIBOR Rates:
3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2018, these securities had a total aggregate market value of $1,764,714.
(b)	All or a portion of the security was on loan as of June 30, 2018.
(c)	Non-income producing security.
(d)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2018 was $1,366,177, which represent 1.72% of the Fund’s net assets.

Sector Composition (June 30, 2018) (Unaudited)

Financials	21.96%
Information Technology	17.40%
Energy	11.72%
Consumer Discretionary	11.04%
Consumer Staples	8.10%
Materials	5.24%
Utilities	4.89%
Real Estate	4.30%
Health Care	3.69%
Industrials	3.35%
Telecommunication Services	2.28%
93.97%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Diversified Banks	6.39%
Regional Banks	5.45%
Semiconductors	5.30%
Technology Hardware, Storage & Peripherals	4.77%
IT Consulting & Other Services	4.35%
Oil & Gas Exploration & Production	3.86%
Property & Casualty Insurance	3.70%
Life & Health Insurance	3.70%
Homebuilding	3.53%
Diversified Chemicals	3.30%
Oil & Gas Refining & Marketing	3.22%
Auto Parts & Equipment	2.49%
Electric Utilities	2.47%
Oil & Gas Storage & Transportation	2.44%
Multi-Utilities	2.26%
Integrated Oil & Gas	2.20%
Investment Banking & Brokerage	2.17%
Integrated Telecommunication Services	2.03%
Soft Drinks	1.98%
Brewers	1.98%
Cable & Satellite	1.98%
Household Products	1.95%
Tobacco	1.87%
Biotechnology	1.79%
Aerospace & Defense	1.73%
Industrial REITs	1.72%
Pharmaceuticals	1.65%
Construction Machinery & Heavy Trucks	1.62%
Semiconductor Equipment	1.54%
Specialized REITs	1.48%
Internet Software & Services	1.44%
Tires & Rubber	1.41%
Paper Packaging	1.21%
Office REITs	1.10%
Other Industries (each less than 1%)	3.89%
93.97%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

ICON Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.48%)
Application Software (6.45%)
Adobe Systems, Inc.(a)	13,600	$3,315,816

Auto Parts & Equipment (2.69%)
Magna International, Inc.	23,800	1,383,494

Biotechnology (5.70%)
Celgene Corp.(a)	18,500	1,469,270
Vertex Pharmaceuticals, Inc.(a)	8,600	1,461,656
		2,930,926
Building Products (2.84%)
Masco Corp.	39,000	1,459,380

Construction Materials (5.44%)
Eagle Materials, Inc.	7,700	808,269
Martin Marietta Materials, Inc.	8,900	1,987,637
		2,795,906
Data Processing & Outsourced Services (3.34%)
Total System Services, Inc.	20,300	1,715,756

Diversified Banks (12.45%)
Bank of America Corp.	182,000	5,130,580
JPMorgan Chase & Co.	12,200	1,271,240
		6,401,820
Home Improvement Retail (4.97%)
Home Depot, Inc.	13,100	2,555,810

Homebuilding (4.34%)
PulteGroup, Inc.	77,500	2,228,125

Hotels, Resorts & Cruise Lines (2.32%)
Royal Caribbean Cruises, Ltd.	11,500	1,191,400

Internet Software & Services (2.31%)
Facebook, Inc., Class A(a)	6,100	1,185,352

Leisure Products (2.07%)
Polaris Industries, Inc.	8,700	1,062,966

Oil & Gas Exploration & Production (6.74%)
Cabot Oil & Gas Corp.	37,000	880,600
Diamondback Energy, Inc.	8,600	1,131,502
Parsley Energy, Inc., Class A(a)	48,100	1,456,468
		3,468,570
Oil & Gas Refining & Marketing (2.38%)
Marathon Petroleum Corp.	17,400	1,220,784
	Shares or Principal Amount	Value
Paper Packaging (3.00%)
Avery Dennison Corp.	15,100	$1,541,710

Pharmaceuticals (3.39%)
Jazz Pharmaceuticals PLC(a)	10,100	1,740,230

Regional Banks (13.74%)
KeyCorp	58,000	1,133,320
PNC Financial Services Group, Inc.	8,300	1,121,330
Signature Bank(a)	16,600	2,122,808
SVB Financial Group(a)	9,300	2,685,468
		7,062,926
Semiconductor Equipment (2.00%)
Applied Materials, Inc.	22,300	1,030,037

Semiconductors (13.31%)
Broadcom, Inc.	2,400	582,336
Micron Technology, Inc.(a)	33,900	1,777,716
Qorvo, Inc.(a)	20,300	1,627,451
Skyworks Solutions, Inc.	29,500	2,851,175
		6,838,678
Total Common Stocks
(Cost $36,222,914)		51,129,686

Total Investments (99.48%)
(Cost $36,222,914)		$51,129,686

Other Assets Less Liabilities (0.52%)		266,604

Net Assets (100.00%)		$51,396,290

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2018) (Unaudited)

Information Technology	27.41%
Financials	26.19%
Consumer Discretionary	16.39%
Energy	9.12%
Health Care	9.09%
Materials	8.44%
Industrials	2.84%
99.48%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Regional Banks	13.74%
Semiconductors	13.31%
Diversified Banks	12.45%
Oil & Gas Exploration & Production	6.74%
Application Software	6.45%
Biotechnology	5.70%
Construction Materials	5.44%
Home Improvement Retail	4.97%
Homebuilding	4.34%
Pharmaceuticals	3.39%
Data Processing & Outsourced Services	3.34%
Paper Packaging	3.00%
Building Products	2.84%
Auto Parts & Equipment	2.69%
Oil & Gas Refining & Marketing	2.38%
Hotels, Resorts & Cruise Lines	2.32%
Internet Software & Services	2.31%
Leisure Products	2.07%
Semiconductor Equipment	2.00%
99.48%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.62%)
Air Freight & Logistics (2.99%)
FedEx Corp.	3,600	$817,416

Application Software (2.41%)
Adobe Systems, Inc.(a)	2,700	658,287

Auto Parts & Equipment (2.96%)
Magna International, Inc.	13,900	808,007

Biotechnology (4.42%)
Celgene Corp.(a)	7,700	611,534
Vertex Pharmaceuticals, Inc.(a)	3,500	594,860
		1,206,394
Building Products (2.69%)
Masco Corp.	19,600	733,432

Construction Materials (4.53%)
Eagle Materials, Inc.	6,700	703,299
Martin Marietta Materials, Inc.	2,400	535,992
		1,239,291
Data Processing & Outsourced Services (5.76%)
Mastercard, Inc., Class A	8,000	1,572,160

Diversified Banks (9.13%)
Bank of America Corp.	70,700	1,993,033
JPMorgan Chase & Co.	4,800	500,160
		2,493,193
Health Care Facilities (1.43%)
Universal Health Services, Inc., Class B	3,500	390,040

Home Improvement Retail (2.64%)
Home Depot, Inc.	3,700	721,870

Homebuilding (6.00%)
Installed Building Products, Inc.(a)	9,400	531,570
PulteGroup, Inc.	38,500	1,106,875
		1,638,445
Hotels, Resorts & Cruise Lines (2.50%)
Royal Caribbean Cruises, Ltd.	6,600	683,760

Insurance Brokers (2.80%)
Arthur J Gallagher & Co.	11,700	763,776

Internet Software & Services (1.33%)
SINA Corp.(a)	4,300	364,167
	Shares or Principal Amount	Value
Leisure Products (2.33%)
Polaris Industries, Inc.	5,200	$635,336

Oil & Gas Exploration & Production (5.40%)
Cabot Oil & Gas Corp.	17,500	416,500
Diamondback Energy, Inc.	2,400	315,768
Parsley Energy, Inc., Class A(a)	24,500	741,860
		1,474,128
Oil & Gas Refining & Marketing (2.72%)
Marathon Petroleum Corp.	10,600	743,696

Pharmaceuticals (3.09%)
Jazz Pharmaceuticals PLC(a)	4,900	844,270

Railroads (2.97%)
CSX Corp.	12,700	810,006

Regional Banks (15.53%)
First Commonwealth Financial Corp.	35,500	550,605
KeyCorp	28,500	556,890
PNC Financial Services Group, Inc.	4,000	540,400
Signature Bank(a)	9,200	1,176,496
SVB Financial Group(a)	4,900	1,414,924
		4,239,315
Semiconductor Equipment (3.71%)
Applied Materials, Inc.	12,100	558,899
Brooks Automation, Inc.	13,900	453,418
		1,012,317
Semiconductors (13.28%)
Broadcom, Inc.	900	218,376
Cypress Semiconductor Corp.	48,800	760,304
Micron Technology, Inc.(a)	20,400	1,069,776
Qorvo, Inc.(a)	6,300	505,071
Skyworks Solutions, Inc.	11,100	1,072,815
		3,626,342
Total Common Stocks
(Cost $21,113,722)		27,475,648

Total Investments (100.62%)
(Cost $21,113,722)		$27,475,648

Liabilities Less Other Assets (-0.62%)		(169,750)

Net Assets (100.00%)		$27,305,898

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2018) (Unaudited)

Financials	27.46%
Information Technology	26.49%
Consumer Discretionary	16.43%
Health Care	8.94%
Industrials	8.65%
Energy	8.12%
Materials	4.53%
100.62%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Regional Banks	15.53%
Semiconductors	13.28%
Diversified Banks	9.13%
Homebuilding	6.00%
Data Processing & Outsourced Services	5.76%
Oil & Gas Exploration & Production	5.40%
Construction Materials	4.53%
Biotechnology	4.42%
Semiconductor Equipment	3.71%
Pharmaceuticals	3.09%
Air Freight & Logistics	2.99%
Railroads	2.97%
Auto Parts & Equipment	2.96%
Insurance Brokers	2.80%
Oil & Gas Refining & Marketing	2.72%
Building Products	2.69%
Home Improvement Retail	2.64%
Hotels, Resorts & Cruise Lines	2.50%
Application Software	2.41%
Leisure Products	2.33%
Health Care Facilities	1.43%
Internet Software & Services	1.33%
100.62%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.77%)
Auto Parts & Equipment (3.95%)
Modine Manufacturing Co.(a)	46,348	$845,851

Biotechnology (3.66%)
Ligand Pharmaceuticals, Inc.(a)	3,775	782,067

Building Products (10.99%)
Armstrong World Industries, Inc.(a)	9,100	575,120
Builders FirstSource, Inc.(a)	11,000	201,190
Continental Building Products, Inc.(a)	18,400	580,520
PGT Innovations, Inc.(a)	47,700	994,545
		2,351,375
Communications Equipment (2.11%)
Extreme Networks, Inc.(a)	56,700	451,332

Electronic Equipment & Instruments (3.34%)
Coherent, Inc.(a)	4,562	713,588

Electronic Manufacturing Services (4.06%)
IPG Photonics Corp.(a)	403	88,914
Methode Electronics, Inc.	19,400	781,820
		870,734
Health Care Equipment (2.56%)
NuVasive, Inc.(a)	10,500	547,260

Health Care Services (1.75%)
BioTelemetry, Inc.(a)	8,300	373,500

Homebuilding (10.44%)
KB Home	29,100	792,684
LGI Homes, Inc.(a)(b)	12,200	704,306
M/I Homes, Inc.(a)	27,800	736,144
		2,233,134
Leisure Products (3.89%)
Brunswick Corp.	12,900	831,792

Oil & Gas Exploration & Production (5.70%)
Matador Resources Co.(a)	10,800	324,540
Ring Energy, Inc.(a)	24,400	307,928
SM Energy Co.	8,200	210,658
SRC Energy, Inc.(a)	34,189	376,763
		1,219,889
Oil & Gas Refining & Marketing (1.04%)
CVR Energy, Inc.(b)	6,000	221,940
	Shares or Principal Amount	Value
Paper Packaging (1.77%)
Avery Dennison Corp.	3,700	$377,770

Pharmaceuticals (2.24%)
Amneal Pharmaceuticals, Inc.(a)	29,200	479,172

Property & Casualty Insurance (2.42%)
United Insurance Holdings Corp.	26,500	518,870

Regional Banks (10.29%)
Bank of the Ozarks	14,800	666,592
First Commonwealth Financial Corp.	27,300	423,423
First Midwest Bancorp, Inc.	16,527	420,943
Webster Financial Corp.	10,800	687,960
		2,198,918
Semiconductor Equipment (11.08%)
Brooks Automation, Inc.	19,300	629,566
Nanometrics, Inc.(a)	24,500	867,545
Teradyne, Inc.	22,909	872,145
		2,369,256
Semiconductors (5.48%)
Cypress Semiconductor Corp.	33,600	523,488
Diodes, Inc.(a)	18,813	648,484
		1,171,972
Specialty Stores (3.20%)
Five Below, Inc.(a)	7,000	683,970

Thrifts & Mortgage Finance (9.80%)
BofI Holding, Inc.(a)	22,600	924,566
Essent Group, Ltd.(a)	20,800	745,056
HomeStreet, Inc.(a)	15,917	428,963
		2,098,585
Total Common Stocks
(Cost $17,230,875)		21,340,975

Collateral for Securities on Loan (4.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	935,700	935,700

Total Collateral for Securities on Loan
(Cost $935,700)		935,700

Value
Total Investments (104.14%)
(Cost $18,166,575)	$22,276,675

Liabilities Less Other Assets (-4.14%)	(885,753)

Net Assets (100.00%)	$21,390,922

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2018.

Sector Composition (June 30, 2018) (Unaudited)

Information Technology	26.07%
Financials	22.51%
Consumer Discretionary	21.48%
Industrials	10.99%
Health Care	10.21%
Energy	6.74%
Materials	1.77%
99.77%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2018) (Unaudited)

Semiconductor Equipment	11.08%
Building Products	10.99%
Homebuilding	10.44%
Regional Banks	10.29%
Thrifts & Mortgage Finance	9.80%
Oil & Gas Exploration & Production	5.70%
Semiconductors	5.48%
Electronic Manufacturing Services	4.06%
Auto Parts & Equipment	3.95%
Leisure Products	3.89%
Biotechnology	3.66%
Electronic Equipment & Instruments	3.34%
Specialty Stores	3.20%
Health Care Equipment	2.56%
Property & Casualty Insurance	2.42%
Pharmaceuticals	2.24%
Communications Equipment	2.11%
Paper Packaging	1.77%
Health Care Services	1.75%
Oil & Gas Refining & Marketing	1.04%
99.77%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (18.73%)
Consumer Discretionary (3.47%)
Foot Locker, Inc.
8.50%, 01/15/22	$200,000	$228,500
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	208,750
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	415,950
William Lyon Homes, Inc.
7.00%, 08/15/22	250,000	254,688
		1,107,888
Consumer Staples (2.43%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	268,775
Darling Ingredients, Inc.
5.38%, 01/15/22	100,000	101,250
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	400,000	407,725
		777,750
Energy (1.97%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	314,000	325,263
Continental Resources, Inc.
5.00%, 09/15/22	100,000	101,506
MPLX LP
5.50%, 02/15/23	200,000	203,780
		630,549
Financial (5.50%)
Citigroup, Inc.
6.88%, 06/01/25	250,000	286,412
GFI Group, Inc.
8.38%, 07/19/18	150,000	150,000
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	253,000	341,434
RBC U.S.A. Holdco Corp.
5.25%, 09/15/20	378,000	394,589
SAFG Retirement Services, Inc.
8.13%, 04/28/23	326,000	378,695
Willis North America, Inc.
7.00%, 09/29/19	200,000	208,710
		1,759,840
Health Care (0.63%)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	100,000	101,750
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	100,625
		202,375
	Shares or Principal Amount	Value
Industrials (0.60%)
Covanta Holding Corp.
6.38%, 10/01/22	$189,000	$193,016

Information Technology (2.08%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	250,000	259,025
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	101,750
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	303,510
		664,285
Materials (0.86%)
Teck Resources, Ltd.
8.50%, 06/01/24(a)	250,000	274,063

Real Estate (0.46%)
Select Income REIT
4.50%, 02/01/25	150,000	145,781

Utilities (0.73%)
DPL, Inc.
6.75%, 10/01/19	124,000	127,875
Vistra Energy Corp.
7.63%, 11/01/24	100,000	106,625
		234,500
Total Corporate Bonds
(Cost $6,128,076)		5,990,047

Asset-Backed Securities (0.76%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(b)	250,000	241,772

Total Asset-Backed Securities
(Cost $241,293)		241,772

U.S. Treasury Obligations (2.09%)
U.S. Treasury Bond
2.25%, 02/15/27	700,000	667,816

Total U.S. Treasury Obligations
(Cost $692,108)		667,816

Common Stocks (65.23%)
Application Software (3.35%)
Adobe Systems, Inc.(c)	2,380	580,268
CDK Global, Inc.	7,569	492,363
		1,072,631

	Shares or Principal Amount	Value
Auto Parts & Equipment (1.16%)
Magna International, Inc.	6,353	$369,300

Automobile Manufacturers (0.86%)
Thor Industries, Inc.	2,833	275,906

Automotive Retail (1.72%)
AutoZone, Inc.(c)	412	276,423
O’Reilly Automotive, Inc.(c)	1,000	273,570
		549,993
Biotechnology (2.72%)
AbbVie, Inc.	3,271	303,058
Celgene Corp.(c)	3,772	299,572
Ligand Pharmaceuticals, Inc.(c)	1,280	265,178
		867,808
Building Products (2.21%)
Johnson Controls International PLC	6,800	227,460
Masco Corp.	12,846	480,697
		708,157
Construction Materials (1.42%)
Eagle Materials, Inc.	4,318	453,260

Data Processing & Outsourced Services (4.18%)
Mastercard, Inc., Class A	3,729	732,823
Visa, Inc., Class A	4,567	604,899
		1,337,722
Diversified Banks (3.27%)
Bank of America Corp.	18,478	520,895
JPMorgan Chase & Co.	5,043	525,481
		1,046,376
Health Care Equipment (1.16%)
Teleflex, Inc.	1,388	372,275

Health Care Facilities (0.80%)
HCA Healthcare, Inc.	2,500	256,500

Home Entertainment Software (0.93%)
Electronic Arts, Inc.(c)	2,098	295,860

Home Improvement Retail (1.14%)
Lowe’s Cos., Inc.	3,800	363,166

Homebuilding (2.83%)
DR Horton, Inc.	10,994	450,754
PulteGroup, Inc.	15,803	454,336
		905,090
Hotels, Resorts & Cruise Lines (1.19%)
Royal Caribbean Cruises, Ltd.	3,663	379,487
	Shares or Principal Amount	Value
Internet Software & Services (2.92%)
Alphabet, Inc., Class C(c)	201	$224,246
Facebook, Inc., Class A(c)	2,323	451,405
LogMeIn, Inc.	2,513	259,467
		935,118
Investment Banking & Brokerage (0.89%)
Morgan Stanley	5,995	284,163

IT Consulting & Other Services (1.48%)
Cognizant Technology Solutions Corp., Class A	5,983	472,597

Leisure Products (2.55%)
Brunswick Corp.	6,586	424,665
Polaris Industries, Inc.	3,204	391,465
		816,130
Life & Health Insurance (0.78%)
Lincoln National Corp.	4,000	249,000

Life Sciences Tools & Services (4.20%)
PerkinElmer, Inc.	5,812	425,613
PRA Health Sciences, Inc.(c)	4,600	429,456
Thermo Fisher Scientific, Inc.	2,354	487,608
		1,342,677
Managed Health Care (1.20%)
Cigna Corp.	2,253	382,897

Oil & Gas Exploration & Production (4.79%)
Cimarex Energy Co.	3,100	315,394
Diamondback Energy, Inc.	3,023	397,736
Parsley Energy, Inc., Class A(c)	11,739	355,457
SRC Energy, Inc.(c)	42,030	463,171
		1,531,758
Oil & Gas Refining & Marketing (1.13%)
Marathon Petroleum Corp.	5,146	361,043

Paper Packaging (1.16%)
Graphic Packaging Holding Co.	25,667	372,428

Pharmaceuticals (1.51%)
Jazz Pharmaceuticals PLC(c)	2,810	484,163

Railroads (2.53%)
Canadian Pacific Railway, Ltd.	2,000	366,040
Union Pacific Corp.	3,129	443,317
		809,357
Regional Banks (5.17%)
KeyCorp	17,327	338,570
PNC Financial Services Group, Inc.	1,864	251,826
Signature Bank(c)	3,503	447,964
SVB Financial Group(c)	2,124	613,326
		1,651,686

	Shares or Principal Amount	Value
Semiconductors (4.30%)
Broadcom, Inc.	2,000	$485,280
Monolithic Power Systems, Inc.	3,419	457,018
Skyworks Solutions, Inc.	4,466	431,639
		1,373,937
Technology Hardware, Storage & Peripherals (1.07%)
Logitech International SA(d)	7,800	342,420

Trading Companies & Distributors (0.61%)
Air Lease Corp.	4,644	194,909

Total Common Stocks
(Cost $18,629,539)		20,857,814

Preferred Stocks (2.08%)

Diversified Banks (0.16%)
GMAC Capital Trust I, Series 2
3M US L + 5.79%, 02/15/40(e)	1,918	50,443

Financial Services (0.27%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(e)	3,816	85,669

Industrial REITs (0.72%)
Gramercy Property Trust, Series A 7.13%(b)(f)	9,175	231,669

Property & Casualty Insurance (0.93%)
Argo Group U.S., Inc.
6.50%, 09/15/42	11,816	299,063

Total Preferred Stocks
(Cost $674,249)		666,844

Convertible Preferred Stocks (0.43%)
Office REITs (0.43%)
Equity Commonwealth, Series D 6.50%(f)	5,277	137,519

Total Convertible Preferred Stocks
(Cost $136,962)		137,519

Closed-End Mutual Funds (6.57%)
Asia Pacific Fund, Inc.(d)	5,479	75,829
BlackRock Enhanced Government Fund, Inc.	14,641	189,747
BlackRock Income Trust, Inc.	33,320	194,256
	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Deutsche Multi-Market Income Trust	47,754	$420,713
Deutsche Strategic Income Trust	5,735	70,426
Eaton Vance High Income 2021 Target Term Trust	4,967	48,081
Madison Covered Call & Equity Strategy Fund	41,590	309,845
Madison Strategic Sector Premium Fund	4,138	48,746
Managed Duration Investment Grade Municipal Fund	19,851	284,663
Nuveen Build America Bond Fund	1,185	24,423
Nuveen Build America Bond Opportunity Fund	1,225	26,913
Nuveen High Income December 2018 Target Term Fund	25,929	256,179
Nuveen High Income December 2019 Target Term Fund	15,256	149,966

Total Closed-End Mutual Funds
(Cost $2,078,981)		2,099,787

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.05%)
S&P 500 Index
08/31/18, 2,550, $2,174,696	8	17,080
Total Put Options Purchased
(Cost $16,376)		17,080

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.95%	351,450	351,450

Total Collateral for Securities on Loan
(Cost $351,450)		351,450

Total Investments (97.04%)
(Cost $28,949,034)		$31,030,129

Other Assets Less Liabilities (2.96%)		946,130

Net Assets (100.00%)		$31,976,259

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

LIBOR Rates:
3M US L - 3 Month LIBOR as of June 30, 2018 was 2.34%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2018, these securities had a total aggregate market value of $2,553,979.
(b)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2018 was $473,441, which represent 1.48% of the Fund’s net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security was on loan as of June 30, 2018.
(e)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Sector Composition (June 30, 2018) (Unaudited)

Information Technology	20.31%
Financials	16.97%
Consumer Discretionary	14.92%
Health Care	12.22%
Energy	7.89%
Industrials	5.95%
Materials	3.44%
Consumer Staples	2.43%
Government	2.09%
Real Estate	1.61%
Utilities	0.73%
88.56%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.
Industry Composition (June 30, 2018) (Unaudited)

Regional Banks	6.40%
Semiconductors	5.25%
Oil & Gas Exploration & Production	5.11%
Diversified Banks	4.33%
Life Sciences Tools & Services	4.20%
Data Processing & Outsourced Services	4.18%
Application Software	3.35%
Internet Software & Services	2.92%
Homebuilding	2.83%
Biotechnology	2.72%
Leisure Products	2.55%
Railroads	2.53%
Building Products	2.21%
Sovereigns	2.09%
Property & Casualty Insurance	2.00%
Home Entertainment Software	1.74%
Automotive Retail	1.72%
Managed Health Care	1.51%
Pharmaceuticals	1.51%
Health Care Equipment	1.48%
IT Consulting & Other Services	1.48%
Financial Services	1.45%
Construction Materials	1.42%
Investment Banking & Brokerage	1.36%
Retail - Consumer Discretionary	1.30%
Food & Beverage	1.27%
Hotels, Resorts & Cruise Lines	1.19%
Auto Parts & Equipment	1.16%
Paper Packaging	1.16%
Home Improvement Retail	1.14%
Oil & Gas Refining & Marketing	1.13%
Technology Hardware, Storage & Peripherals	1.07%
Pipeline	1.01%
Other Industries (each less than 1%)	11.79%
88.56%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Credit Diversification (June 30, 2018) (Unaudited)
Baa1	2.89%
Ba2	2.73%
Baa3	2.60%
A3	2.30%
Aaa	2.09%
B1	2.08%
Ba1	1.97%
B2	1.45%
Baa2	1.28%
NR*	1.23%
Ba3	0.65%
B3	0.31%
Total:	21.58%

Percentages are based upon corporate bond, U.S. Treasury obligations and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

* NR - Not Rated

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”)(prior to January 23, 2018, known as the ICON Bond Fund), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related or asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in options; selling/writing options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2018, the Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Industrials Fund has a significant weighting in the Construction Machinery & Heavy Trucks industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry, the ICON Fund and the Long/Short Fund have a significant weighting in the Financials sector and Information Technology sector, the Opportunities Fund has a significant weighting in the Information Technology sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Pricing Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Pricing Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2018:

ICON Consumer Discretionary Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$22,054,262	$—	$—	$22,054,262
Collateral for Securities on Loan	—	89,775	—	89,775
Total	$22,054,262	$89,775	$—	$22,144,037

ICON Consumer Staples Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,672,750	$—	$—	$8,672,750
Total	$8,672,750	$—	$—	$8,672,750

ICON Energy Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$191,304,023	$—	$—	$191,304,023
Collateral for Securities on Loan	—	1,687,000	—	1,687,000
Total	$191,304,023	$1,687,000	$—	$192,991,023

ICON Financial Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,610,166	$—	$—	$43,610,166
Collateral for Securities on Loan	—	921,725	—	921,725
Total	$43,610,166	$921,725	$—	$44,531,891

ICON Healthcare Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$71,321,473	$—	$—	$71,321,473
Total	$71,321,473	$—	$—	$71,321,473

ICON Industrials Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,686,906	$—	$—	$12,686,906
Total	$12,686,906	$—	$—	$12,686,906

ICON Information Technology Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$62,360,180	$—	$—	$62,360,180
Collateral for Securities on Loan	—	370,272	—	370,272
Total	$62,360,180	$370,272	$—	$62,730,452

ICON Natural Resources Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Chemicals	$876,000	$1,642,060	$—	$2,518,060
Integrated Oil & Gas	6,212,700	10,385,891	—	16,598,591
Oil & Gas Exploration & Production	13,896,689	2,700,548	—	16,597,237
Oil & Gas Refining & Marketing	4,552,854	5,397,967	—	9,950,821
Paper Packaging	2,604,000	1,795,137	—	4,399,137
Other	7,436,790	21,657,028	—	29,093,818
Preferred Stocks	1,107,528	—	—	1,107,528
Total	$36,686,561	$43,578,631	$—	$80,265,192

ICON Utilities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,602,520	$—	$—	$32,602,520
Total	$32,602,520	$—	$—	$32,602,520

ICON Emerging Markets Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$757,678	$1,013,908	$—	$1,771,586
Diversified Banks	1,887,606	11,220,014	—	13,107,620
Integrated Oil & Gas	1,378,600	4,027,941	—	5,406,541
Internet Software & Services	1,947,332	1,584,045	—	3,531,377
Oil & Gas Exploration & Production	1,639,056	1,468,508	—	3,107,564
Oil & Gas Refining & Marketing	1,619,011	2,982,090	—	4,601,101
Regional Banks	1,678,418	1,411,058	—	3,089,476
Renewable Electricity	36,785	1,047,667	—	1,084,452
Wireless Telecommunication Services	242,616	521,012	—	763,628
Other	564,835	19,448,873	—	20,013,708
Preferred Stocks	1,891,500	—	—	1,891,500
Total	$13,643,437	$44,725,116	$—	$58,368,553

ICON International Equity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$374,595	$634,169	$—	$1,008,764
Diversified Banks	1,138,014	6,514,595	—	7,652,609
Gold	379,652	577,256	—	956,908
Integrated Oil & Gas	461,831	3,238,063	—	3,699,894
Internet Software & Services	574,095	487,089	—	1,061,184
Oil & Gas Exploration & Production	2,425,735	342,709	—	2,768,444
Oil & Gas Refining & Marketing	462,574	2,311,879	—	2,774,453
Oil & Gas Storage & Transportation	450,226	839,371	—	1,289,597
Regional Banks	657,443	349,489	—	1,006,932
Other	598,327	25,037,567	—	25,635,894
Preferred Stocks	541,013	—	—	541,013
Collateral for Securities on Loan	—	1,265,717	—	1,265,717
Total	$8,063,505	$41,597,904	$—	$49,661,409

ICON Equity Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,398,830	$—	$4,398,830
Common Stocks	66,004,406	—	—	66,004,406
Preferred Stocks	2,722,040	—	—	2,722,040
Convertible Preferred Stocks	1,502,036	—	—	1,502,036
Closed-End Mutual Funds	2,891,805	—	—	2,891,805
Open-End Mutual Funds	70,877	—	—	70,877
Exchange Traded Funds	733,248	—	—	733,248
Put Options Purchased	115,000	—	—	115,000
Collateral for Securities on Loan	—	2,943,975	—	2,943,975
Total	$74,039,412	$7,342,805	$—	$81,382,217

ICON Flexible Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$58,021,863	$—	$58,021,863
Asset-Backed Securities	—	3,384,813	—	3,384,813
Preferred Stocks	11,907,654	—	—	11,907,654
Convertible Preferred Stocks	5,265,945	—	—	5,265,945
Closed-End Mutual Funds	6,121,119	—	—	6,121,119
Exchange Traded Funds	1,443,582	—	—	1,443,582
Collateral for Securities on Loan	—	662,546	—	662,546
Total	$24,738,300	$62,069,222	$—	$86,807,522

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,129,686	$—	$—	$51,129,686
Total	$51,129,686	$—	$—	$51,129,686

ICON Long/Short Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,475,648	$—	$—	$27,475,648
Total	$27,475,648	$—	$—	$27,475,648

ICON Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$21,340,975	$—	$—	$21,340,975
Collateral for Securities on Loan	—	935,700	—	935,700
Total	$21,340,975	$935,700	$—	$22,276,675

ICON Risk-Managed Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,990,047	$—	$5,990,047
Asset-Backed Securities	—	241,772	—	241,772
U.S. Treasury Obligations	—	667,816	—	667,816
Common Stocks	20,857,814	—	—	20,857,814
Preferred Stocks	666,844	—	—	666,844
Convertible Preferred Stocks	137,519	—	—	137,519
Closed-End Mutual Funds	2,099,787	—	—	2,099,787
Put Options Purchased	17,080	—	—	17,080
Collateral for Securities on Loan	—	351,450	—	351,450
Total	$23,779,044	$7,251,085	$—	$31,030,129

*	Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at June 30, 2018.

For the International Equity Fund and Emerging Markets Fund, common stocks valued at $1,064,741 and $2,678,625, respectively, were transferred from Level 2 to Level 1 during the period ended June 30, 2018. At September 30, 2017, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at June 30, 2018, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. For the International Equity Fund and Emerging Markets Fund, common stocks valued at $1,144,420 and $1,052,902, respectively, were transferred from Level 1 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at June 30, 2018, these securities were valued using quoted market prices in active markets with fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2018 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2018 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the period ended June 30, 2018, the Equity Income Fund and the Risk-Managed Balanced Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended June 30, 2018, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds invest the cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

For the period ended June 30, 2018, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$86,925	$89,775
ICON Energy Fund	1,667,720	1,687,000
ICON Financial Fund	919,206	921,725
ICON Information Technology Fund	374,151	370,272
ICON International Equity Fund	1,209,688	1,265,717
ICON Equity Income Fund	2,932,602	2,943,975
ICON Flexible Bond Fund	641,655	662,546
ICON Opportunities Fund	926,246	935,700
ICON Risk-Managed Balanced Fund	346,572	351,450

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of June 30, 2018, was 3.34%. The Line of Credit agreement/arrangement expires on March 19, 2019.

As of June 30, 2018, the Natural Resource Fund had outstanding borrowings in the amount of $123,586.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 27, 2018

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date August 27, 2018

*	Print the name and title of each signing officer under his or her signature.